Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of amounts due from related parties

	As of March 31,
	2024	2025
	RMB	RMB	US$
Lirong Liu	126,400	1,339,000	184,519
	126,400	1,339,000	184,519

Schedule of amount due to related parties

	As of March 31,
	2024	2025
	RMB	RMB	US$
Minghui Liu (i)	18,980,310	19,418,353	2,675,921
Conggang Chen	193,626	691,369	95,273
	19,173,936	20,109,722	2,771,194

(i)	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.